Retirement Plans (Changes In Level 3 Investments For Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011
Actual return on plan assets:
Fair value at end of period	$ 203.5		$ 187.4
Private Equity Partnerships
Actual return on plan assets:
Fair value at end of period			25.6	[1]
Private Equity Securities
Actual return on plan assets:
Fair value at end of period			0	[2]
Energy And Real Estate Public Sector
Actual return on plan assets:
Fair value at end of period			9.1	[3]
Real Asset Private Funds
Actual return on plan assets:
Fair value at end of period			10.8	[4]
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	40.7		36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0		3.1
Relating to assets sold during the Period	0.3		2.6
Purchases, sales, and settlements	(41.0)		(1.4)
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		40.7
Significant Unobservable Inputs (Level 3) | Private Equity Partnerships
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	25.6	[1]	22.9
Actual return on plan assets:
Relating to assets still held at the reporting date	0		2.8
Relating to assets sold during the Period	0.3		2.0
Purchases, sales, and settlements	(25.9)		(2.1)
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		25.6	[1]
Significant Unobservable Inputs (Level 3) | Private Equity Securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	[2]	0.1
Actual return on plan assets:
Relating to assets still held at the reporting date	0		(0.1)
Relating to assets sold during the Period	0		0
Purchases, sales, and settlements	0		0
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		0	[2]
Significant Unobservable Inputs (Level 3) | Energy And Real Estate Public Sector
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	4.3	[3]	4.2
Actual return on plan assets:
Relating to assets still held at the reporting date	0		0.1
Relating to assets sold during the Period	0		0
Purchases, sales, and settlements	(4.3)		0
Transfers in and/or out of Level 3	0		0
Fair value at end of period	0		4.3	[3]
Significant Unobservable Inputs (Level 3) | Real Asset Private Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	10.8	[4]	9.2
Actual return on plan assets:
Relating to assets still held at the reporting date	0		0.3
Relating to assets sold during the Period	0		0.6
Purchases, sales, and settlements	(10.8)		0.7
Transfers in and/or out of Level 3	0		0
Fair value at end of period	$ 0		$ 10.8	[4]

[1]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[2]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows
[3]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[4]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.